Segment Information (Details) - Schedule of operating results for the segments - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated revenue	$ 1,379	$ 7,439	$ 7,361	$ 21,564	$ 34,161		$ 75,496
Total consolidated gross profit	(25)	6,132	4,119	14,442	23,994	[1]	15,422	[1]
North America [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated revenue	1,379	7,211	4,672	20,851	24,001		54,427
Total consolidated gross profit	(16)	5,951	1,919	13,625	15,852	[1]	12,195	[1]
U.K. [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated revenue		47	2,689	245	1,058		4,128
Total consolidated gross profit	(10)	13	2,199	312	949	[1]	983	[1]
Other Foreign Markets [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated revenue		181		468	9,102		16,941
Total consolidated gross profit	$ 1	$ 168	$ 1	$ 505	$ 7,193	[1]	$ 2,244	[1]

[1]	Segment gross profit is calculated as revenue less direct course expenses, advertising and sales expenses and royalty expense.